SCHEDULE OF OPTIONS OUTSTANDING, ISSUED AND EXERCISABLE (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of outstanding stock options	1,592,143	1,219,571	1,260,904
Ranges of exercise prices for outstanding share options one [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options	190,000
Weighted average exercise price | $ / shares	$ 9.00
Expiry	Aug. 27, 2026
Ranges of exercise prices for outstanding share options two [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options	416,667
Weighted average exercise price | $ / shares	$ 7.50
Expiry	Sep. 20, 2027
Ranges of exercise prices for outstanding share options three [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options	424,904
Weighted average exercise price | $ / shares	$ 7.50
Expiry	Oct. 06, 2028
Ranges of exercise prices for outstanding share options four [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options	560,572
Weighted average exercise price | $ / shares	$ 6.90
Expiry	Dec. 31, 2030